Leases - Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 21,581	$ 21,240	$ 22,153
ROU assets obtained in the exchange for lease liabilities	$ 33,403	$ 9,184	$ 22,179